Other Changes in Plan Assets and Benefit Obligations of NTT CDBP Regarding DOCOMO Employees Recognized in "Accumulated other comprehensive income (loss)" (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	¥ (6,367)	¥ 6,828	¥ (16,316)
Amortization of prior service cost	(1,346)	(1,340)	(1,340)
Amortization of actuarial gains and losses	1,144	1,858	797
NTT CDBP
Other changes in plan assets and benefit obligations recognized in "Accumulated other comprehensive income (loss)":
Actuarial (gains) losses arising during period, net	7,040	(4,221)	11,259
Amortization of prior service cost	357	357	357
Amortization of actuarial gains and losses	(326)	(874)	(97)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 7,071	¥ (4,738)	¥ 11,519